Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Balance as of
	December 31, 2022	December 31, 2021
Laboratory equipment	$2,787	$2,821
Construction in process	—	4,872
Tooling	792	792
	3,579	8,485
Less accumulated depreciation and amortization	(3,579)	(3,578)
Property and equipment, net	$—	$4,907